Average Annual Total Returns - Class R R4 and Class I3 - Transamerica High Yield Bond	R4 Inception Date	R4 Return Before Taxes 1 Year	R4 Return Before Taxes Since Inception	R4 Return After Taxes on Distributions 1 Year	R4 Return After Taxes on Distributions Since Inception	R4 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	R4 Return After Taxes on Distributions and Sale of Fund Shares Since Inception	R 1 Year	R Since Inception	R Inception Date	I3 1 Year	I3 Since Inception	I3 Inception Date	Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays US Corporate High Yield 2% Issuer Capped Index (reflects no deduction for fees, expenses or taxes) Since Inception
Total	Mar. 24, 2017	3.76%	5.16%	1.63%	2.85%	2.13%	2.92%	3.49%	4.89%	Mar. 24, 2017	4.03%	5.41%	Mar. 24, 2017	7.05%	6.48%